Consolidated Statements of Changes in Stockholders' Equity (USD $)	Common Stock [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member] Subsidiaries [Member]	Retained Earnings [Member]	Parent [Member] Subsidiaries [Member]	Parent [Member]	Noncontrolling Interest [Member]	Subsidiaries [Member]	Total
Balance at Dec. 31, 2011	$ 2,206	$ 2,527,731	$ 11,392,403	$ 8,550,435	$ (218,965)		$ (14,644,489)		$ 7,609,321	$ 1,321,328		$ 8,930,649
Balance (in Shares) at Dec. 31, 2011	22,059,803	4,820,000	5,966,792
Net income (loss)							(2,815,352)		(2,815,352)	(130,369)		(2,945,721)
Stock-based compensation				161,511					161,511			161,511
Series A preferred stock dividend paid in common stock	69	(392,026)		391,957
Series A preferred stock dividend paid in common stock (in Shares)	688,011
Series A Preferred dividends		392,026		(392,026)
Dividends on subsidiary preferred stock paid in cash						(16,200)		(16,200)			(16,200)	(710,440)
Common stock issued as commitment shares on an equity line facility	41			244,358					244,399			244,399
Common stock issued as commitment shares on an equity line facility (in Shares)	407,332
Contingent issuance of common stock for PEC acquisition				385,000					385,000			385,000
Dividends paid on preferred membership interests in wind farms							(302,214)		(302,214)	(1,500)		(303,714)
Balance at Dec. 31, 2012	2,316	2,527,731	11,392,403	9,341,235	(218,965)		(17,778,255)		5,266,465	1,189,459		6,455,924
Balance (in Shares) at Dec. 31, 2012	23,155,146	4,820,000	5,966,792
Net income (loss)							(3,268,965)		(3,268,965)	222,618		(3,046,347)
Stock-based compensation				42,335					42,335			42,335
Series A preferred stock dividend paid in common stock	77	(297,729)		297,652
Series A preferred stock dividend paid in common stock (in Shares)	769,642
Series A preferred stock dividend paid in cash				(88,565)					(88,565)			(88,565)
Series A Preferred dividends		339,681		(339,681)
Issuance of common stock	52			95,348					95,400			95,400
Issuance of common stock (in Shares)	524,838
Dividends on subsidiary preferred stock paid in cash						(71,637)		(71,637)			(71,637)	(760,145)
Dividends paid on preferred membership interests in wind farms							(302,214)		(302,214)	(1,750)		(303,964)
Balance at Dec. 31, 2013	2,445	2,569,683	11,392,403	9,348,324	(218,965)		(21,421,071)		1,672,819	1,410,327		3,083,146
Balance (in Shares) at Dec. 31, 2013	24,449,626	4,820,000	5,966,792
Net income (loss)							(944,885)		(944,885)	(366,236)		(1,311,121)
Stock-based compensation	25			145,236					145,261			145,261
Series A preferred stock dividend paid in common stock	(3)	5,316		(5,313)
Series A preferred stock dividend paid in common stock (in Shares)	33,265
Dividends on subsidiary preferred stock paid in cash						(35,588)		(35,588)			(35,588)
Dividends paid on preferred membership interests in wind farms							(75,553)		(75,553)			(75,553)
Balance at Mar. 31, 2014	$ 2,503	$ 2,386,719	$ 11,392,403	$ 9,694,608	$ (218,965)		$ (22,477,097)		$ 780,171	$ 1,044,091		$ 1,824,262
Balance (in Shares) at Mar. 31, 2014	25,424,430	4,560,000	5,966,792